American Century Strategic Asset Allocations, Inc. Summary Prospectus and Prospectus Supplement Supplement dated October 24, 2019

Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

(Summary Prospectuses and Prospectus dated December 1, 2018)

The following replaces the Annual Fund Operating Expenses table for Strategic Allocation: Conservative Fund on page 2 of the prospectus and page 1 of the summary prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.08%	0.88%	1.33%	2.08%	1.58%	0.88%	0.73%
Fee Waiver[3,4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	0.68%	1.13%	1.88%	1.38%	0.68%	0.53%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
3 The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
4 The advisor also agreed to waive an additional 0.13 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section for Strategic Allocation: Conservative Fund on page 2 of the prospectus and page 1 of the summary prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$90	$309	$546	$1,224
I Class	$70	$246	$437	$990
A Class	$684	$940	$1,216	$1,999
C Class	$191	$619	$1,072	$2,324
R Class	$141	$465	$812	$1,789
R5 Class	$70	$246	$437	$990
R6 Class	$54	$198	$355	$811

The following replaces the Annual Fund Operating Expenses table for Strategic Allocation: Moderate Fund on page 7 of the prospectus and page 1 of the summary prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%	0.90%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.20%	1.00%	1.45%	2.20%	1.70%	1.00%	0.85%
Fee Waiver[3,4]	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	0.68%	1.13%	1.88%	1.38%	0.68%	0.53%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
3 The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

[4]
The advisor also agreed to waive an additional 0.23 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section for Strategic Allocation: Moderate Fund on page 7 of the prospectus and page 1 of the summary prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$90	$331	$590	$1,331
I Class	$70	$268	$482	$1,099
A Class	$684	$960	$1,257	$2,096
C Class	$191	$640	$1,114	$2,420
R Class	$141	$486	$855	$1,890
R5 Class	$70	$268	$482	$1,099
R6 Class	$54	$220	$400	$921

The following replaces the Annual Fund Operating Expenses table for Strategic Allocation: Aggressive Fund on page 12 of the prospectus and page 1 of the summary prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.15%	0.95%	1.15%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.26%	1.06%	1.51%	2.26%	1.76%	1.06%	0.91%
Fee Waiver[3,4]	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	0.68%	1.13%	1.88%	1.38%	0.68%	0.53%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
3 The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

[4]
The advisor also agreed to waive an additional 0.28 percentage points of the fund’s management fee. The advisor expects this waiver to continue until November 30, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section for Strategic Allocation: Aggressive Fund on page 12 of the prospectus and page 1 of the summary prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$90	$341	$612	$1,384
I Class	$70	$278	$504	$1,153
A Class	$684	$970	$1,277	$2,145
C Class	$191	$650	$1,135	$2,467
R Class	$141	$497	$877	$1,940
R5 Class	$70	$278	$504	$1,153
R6 Class	$54	$231	$423	$976

The following is inserted as the fourth paragraph in the Principal Investment Strategies section on pages 3, 8 and 13 of the prospectus and page 2 of the summary prospectus:

To gain exposure to investment disciplines and categories, the fund may invest in varying combinations of other affiliated investment companies (mutual funds and exchange-traded funds (ETFs) advised by American Century).

The following is inserted as the second and third bullet points in the Principal Risks section on pages 3, 8 and 13 of the prospectus and page 2 of the summary prospectus:

•	Fund of Funds Risk - The fund’s performance and risks also reflect the performance and risks of the underlying funds in which it invests.

•
ETF Risk - ETF shares are based on market price rather than net asset value (NAV), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.

The following is inserted as the fourth paragraph in the What are the funds' principal investment strategies? section on page 17 of the prospectus:

To gain exposure to investment disciplines and categories, the funds may invest in varying combinations of other affiliated investment companies (mutual funds and ETFs advised by American Century).

The following is inserted as the second and third paragraphs in the What are the principal risks of investing in the funds? section on page 18 of the prospectus:

The funds’ performance and risks also reflect the performance and risks of the underlying funds in which they invest, including mutual funds and ETFs advised by American Century. Some of these risks relate to investments in stocks. Others relate to fixed-income or foreign investments.
ETF shares are based on market price rather than NAV, as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The funds may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares.

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